Income taxes - Rate reconciliations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of effective tax rate
Income taxes computed at applicable statutory income tax rates	$ (17)	$ 5	$ 57
Non-deductible (taxable) items	6	0	9
Withholding and other taxes	23	18	23
Losses not recognized	19	1	7
Foreign tax differential	0	(12)	(30)
Adjustments recognized in the current period for income tax of prior periods	(2)	(7)	2
Pillar Two global minimum tax	2	0	0
Reversal of previously recognized deferred tax asset	9	0	0
Other	(1)	0	(1)
Income tax expense	$ 39	$ 5	$ 67
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	76.20%	7.80%	22.70%
Tax rate effect for non-tax deductible items (as a percent)
Tax rate effect of withholding and other taxes (as a percent)
Tax rate effect of (gains) losses not recognized (as a percent)
Tax rate effect for foreign tax differential (as a percent)
Tax rate effect of current period adjustments for tax of prior periods (as a percent)
Tax rate effect of pillar two global minimum tax (as a percent)
Tax rate effect for other (as a percent)
Tax rate effect for reversals of previously recognized deferred tax asset (as a percent)
Tax rate for Income tax expense per consolidated statements of income and other comprehensive income (as a percent)	(177.30%)	8.50%	26.80%